Net fee and commission income	6 Months Ended
Jun. 30, 2020
3. Net fee and commission income
Net fee and commission income

3. Net fee and commission income

Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	386	1,157	-	1,543
Advisory	79	306	1	386
Brokerage and execution	102	685	-	787
Underwriting and syndication	-	1,468	-	1,468
Other	38	115	2	155
Total revenue from contracts with customers	605	3,731	3	4,339
Other non-contract fee income	-	60	-	60
Fee and commission income	605	3,791	3	4,399
Fee and commission expense	(148)	(940)	(2)	(1,090)
Net fee and commission income	457	2,851	1	3,309

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.19	£m	£m	£m	£m
Fee type
Transactional	523	1,353	-	1,876
Advisory	88	406	-	494
Brokerage and execution	101	536	-	637
Underwriting and syndication	-	1,240	-	1,240
Other	45	131	7	183
Total revenue from contracts with customers	757	3,666	7	4,430
Other non-contract fee income	-	54	-	54
Fee and commission income	757	3,720	7	4,484
Fee and commission expense	(187)	(957)	(6)	(1,150)
Net fee and commission income	570	2,763	1	3,334

Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. This includes interchange and merchant fee income generated from credit and bank card usage.

Advisory fees are generated from asset management services and advisory services related to mergers, acquisitions and financial restructuring.

Brokerage and execution fees are earned for executing client transactions with exchanges and over-the-counter markets and assisting clients in clearing transactions.

Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing.